Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (1.9%)
	Iridium Communications Inc.	171,985	10,326
	New York Times Co. Class A	225,390	7,983
	Nexstar Media Group Inc. Class A	51,621	7,791
	World Wrestling Entertainment Inc. Class A	59,372	6,016
	TEGNA Inc.	305,265	4,728
*	Frontier Communications Parent Inc.	305,356	4,544
	Cable One Inc.	6,599	4,037
*	Ziff Davis Inc.	64,565	3,812
*	TripAdvisor Inc.	143,404	2,231
	John Wiley & Sons Inc. Class A	58,716	2,114
			53,582
Consumer Discretionary (15.1%)
*	Deckers Outdoor Corp.	36,082	17,139
	Aramark	356,608	14,079
	Service Corp. International	210,525	13,391
*	Five Below Inc.	75,990	13,110
	Churchill Downs Inc.	90,116	12,240
	Dick's Sporting Goods Inc.	81,912	10,445
	Williams-Sonoma Inc.	91,115	10,342
	Lear Corp.	80,934	9,927
	Texas Roadhouse Inc. Class A	91,605	9,884
	Toll Brothers Inc.	140,787	9,531
*	Crocs Inc.	84,527	9,491
*	Skechers USA Inc. Class A	183,733	9,438
	Valvoline Inc.	235,401	9,063
*	TopBuild Corp.	43,769	8,826
	Lithia Motors Inc. Class A	37,429	8,731
	Autoliv Inc.	106,195	8,655
*	Mattel Inc.	485,126	8,446
	Gentex Corp.	321,140	8,433
*,1	GameStop Corp. Class A	346,152	8,325
	Tempur Sealy International Inc.	233,282	8,314
	Wyndham Hotels & Resorts Inc.	120,915	8,252
	Wingstop Inc.	40,961	8,166
	Polaris Inc.	74,590	8,034
	Murphy USA Inc.	27,399	7,574
	Brunswick Corp.	99,267	7,495
*	Light & Wonder Inc.	128,250	7,476
	PVH Corp.	86,768	7,464
	Boyd Gaming Corp.	108,604	6,921
	Marriott Vacations Worldwide Corp.	52,474	6,466

		Shares	Market Value ($000)
*	Taylor Morrison Home Corp. Class A	148,222	6,289
*	RH	25,580	6,267
	H&R Block Inc.	208,545	6,225
*	AutoNation Inc.	46,850	6,134
*	Capri Holdings Ltd.	172,129	6,042
	Thor Industries Inc.	73,221	5,731
	Harley-Davidson Inc.	182,184	5,668
	Leggett & Platt Inc.	181,394	5,529
*	Penn Entertainment Inc.	212,493	5,321
*	Goodyear Tire & Rubber Co.	387,136	5,315
*	Fox Factory Holding Corp.	57,898	5,148
*	Visteon Corp.	38,505	5,143
	Wendy's Co.	233,188	5,132
	Macy's Inc.	371,354	5,047
	KB Home	111,713	4,841
*	Hilton Grand Vacations Inc.	108,629	4,644
*	Adient plc	130,516	4,397
*	Grand Canyon Education Inc.	41,966	4,396
*	Ollie's Bargain Outlet Holdings Inc.	79,211	4,366
*	YETI Holdings Inc.	118,027	4,316
	Choice Hotels International Inc.	37,922	4,304
	Travel + Leisure Co.	111,234	4,057
	Columbia Sportswear Co.	48,460	3,578
	Carter's Inc.	52,269	3,250
*	Topgolf Callaway Brands Corp.	189,750	3,239
*	Helen of Troy Ltd.	32,816	3,160
	Papa John's International Inc.	44,030	3,087
	Graham Holdings Co. Class B	5,249	2,964
	Kohl's Corp.	151,265	2,771
	Foot Locker Inc.	108,561	2,749
[1]	Nordstrom Inc.	153,603	2,350
	Gap Inc.	289,755	2,324
*	Victoria's Secret & Co.	110,664	2,260
	Dana Inc.	174,845	2,250
*	Under Armour Inc. Class A	260,925	1,881
*	Under Armour Inc. Class C	256,372	1,687
			427,520
Consumer Staples (4.6%)
*	Darling Ingredients Inc.	219,391	13,905
*	US Foods Holding Corp.	300,481	11,953
*	Performance Food Group Co.	213,724	11,817
*	BJ's Wholesale Club Holdings Inc.	184,007	11,528
	Casey's General Stores Inc.	51,002	11,509
	Ingredion Inc.	89,931	9,407
*	Celsius Holdings Inc.	55,286	6,940
*	BellRing Brands Inc.	182,932	6,699
	Flowers Foods Inc.	263,040	6,571
*	Post Holdings Inc.	73,428	6,238
*	Coty Inc. Class A	502,205	5,444
	Lancaster Colony Corp.	27,161	5,339
*	Sprouts Farmers Market Inc.	144,848	5,006
*	Boston Beer Co. Inc. Class A	12,901	4,354
	Coca-Cola Consolidated Inc.	6,305	4,172
*	Grocery Outlet Holding Corp.	121,197	3,481
	Energizer Holdings Inc.	90,962	2,965
*	Pilgrim's Pride Corp.	61,625	1,368
			128,696

		Shares	Market Value ($000)
Energy (3.8%)
	Range Resources Corp.	330,804	9,054
	PDC Energy Inc.	126,162	8,657
	Chord Energy Corp.	56,966	8,148
*	Antero Resources Corp.	378,040	7,716
	HF Sinclair Corp.	184,169	7,632
	NOV Inc.	537,784	7,567
*	Southwestern Energy Co.	1,511,027	7,208
	Murphy Oil Corp.	200,093	6,963
	ChampionX Corp.	271,995	6,871
	Matador Resources Co.	153,711	6,759
	DT Midstream Inc.	132,350	6,017
	PBF Energy Inc. Class A	156,355	5,755
	Equitrans Midstream Corp.	591,887	5,049
*	Valaris Ltd.	82,285	4,750
	Antero Midstream Corp.	458,326	4,679
*	CNX Resources Corp.	232,879	3,598
			106,423
Financials (14.2%)
	RenaissanceRe Holdings Ltd.	68,745	12,950
	Reinsurance Group of America Inc.	91,261	12,777
	Annaly Capital Management Inc.	641,042	12,103
	Unum Group	255,983	11,123
	Interactive Brokers Group Inc. Class A	140,825	10,876
	American Financial Group Inc.	95,631	10,737
	New York Community Bancorp Inc.	985,870	10,135
*	WEX Inc.	59,677	9,897
	Old Republic International Corp.	377,644	9,249
	East West Bancorp Inc.	192,940	9,232
	Primerica Inc.	50,507	9,193
	Voya Financial Inc.	132,779	9,002
	Kinsale Capital Group Inc.	29,695	8,997
	Cullen/Frost Bankers Inc.	88,112	8,829
	Webster Financial Corp.	238,214	8,469
	Stifel Financial Corp.	144,214	8,014
	Selective Insurance Group Inc.	82,615	7,991
	SEI Investments Co.	139,605	7,899
	First American Financial Corp.	141,746	7,786
	First Horizon Corp.	734,827	7,576
	Commerce Bancshares Inc.	155,746	7,468
	Jefferies Financial Group Inc.	247,712	7,449
[1]	Starwood Property Trust Inc.	423,895	7,439
*	Euronet Worldwide Inc.	64,511	7,187
	Affiliated Managers Group Inc.	51,578	7,174
	Prosperity Bancshares Inc.	125,023	7,149
	RLI Corp.	55,417	6,863
	Essent Group Ltd.	147,484	6,514
	SouthState Corp.	103,656	6,481
	MGIC Investment Corp.	401,450	6,070
	Western Union Co.	510,987	5,820
	Columbia Banking System Inc.	284,873	5,706
	Home BancShares Inc.	258,832	5,557
	Hanover Insurance Group Inc.	48,761	5,435
	FNB Corp.	493,111	5,419
	United Bankshares Inc.	183,930	5,411
	Synovus Financial Corp.	199,310	5,399
	Wintrust Financial Corp.	83,243	5,292
	Evercore Inc. Class A	48,952	5,284

		Shares	Market Value ($000)
	Bank OZK	150,709	5,212
	Pinnacle Financial Partners Inc.	104,654	5,091
	FirstCash Holdings Inc.	51,311	5,056
	SLM Corp.	329,396	5,027
	Old National Bancorp	400,710	4,977
	Janus Henderson Group plc	181,352	4,766
	First Financial Bankshares Inc.	177,586	4,600
	Cadence Bank	249,606	4,483
	Glacier Bancorp Inc.	151,805	4,375
	Hancock Whitney Corp.	117,276	4,284
	Valley National Bancorp	575,055	4,244
	Federated Hermes Inc. Class B	115,685	3,983
	Kemper Corp.	87,521	3,788
*	Brighthouse Financial Inc.	93,452	3,762
	CNO Financial Group Inc.	156,558	3,399
	UMB Financial Corp.	59,538	3,372
*	Texas Capital Bancshares Inc.	66,098	3,126
	International Bancshares Corp.	72,198	3,084
	Associated Banc-Corp	205,817	3,048
	Cathay General Bancorp	99,664	2,914
	Fulton Financial Corp.	229,145	2,557
	Bank of Hawaii Corp.	54,514	2,134
	Navient Corp.	139,094	2,107
	PacWest Bancorp	232	2
			401,343
Health Care (9.7%)
*	Penumbra Inc.	51,989	15,978
*	Shockwave Medical Inc.	49,475	13,610
*	United Therapeutics Corp.	62,389	13,085
*	Repligen Corp.	70,694	11,871
*	Neurocrine Biosciences Inc.	132,215	11,837
*	Jazz Pharmaceuticals plc	86,180	11,045
	Chemed Corp.	20,360	10,868
*	Masimo Corp.	66,198	10,713
*	Tenet Healthcare Corp.	148,007	10,538
	Bruker Corp.	136,922	9,461
*	Acadia Healthcare Co. Inc.	124,560	8,798
*	Exelixis Inc.	443,672	8,554
	Encompass Health Corp.	136,635	8,474
*	Lantheus Holdings Inc.	94,226	8,159
*	Medpace Holdings Inc.	34,495	7,139
*	Envista Holdings Corp.	223,441	7,126
*	HealthEquity Inc.	115,921	6,352
*	Option Care Health Inc.	229,192	6,314
*	QuidelOrtho Corp.	73,265	6,238
*	Halozyme Therapeutics Inc.	185,184	6,006
	Perrigo Co. plc	184,371	5,893
*	Syneos Health Inc.	140,786	5,857
*	Haemonetics Corp.	69,103	5,846
*	Globus Medical Inc. Class A	106,642	5,773
*	Neogen Corp.	295,785	5,173
*	Arrowhead Pharmaceuticals Inc.	148,226	5,100
*	ICU Medical Inc.	27,567	4,821
*	Omnicell Inc.	61,124	4,488
*	Azenta Inc.	94,575	4,090
*	Inari Medical Inc.	66,094	3,992
*	Progyny Inc.	103,037	3,838
*	STAAR Surgical Co.	65,979	3,828

		Shares	Market Value ($000)
*	Integra LifeSciences Holdings Corp.	99,407	3,773
*	Enovis Corp.	65,237	3,440
*	Amedisys Inc.	44,495	3,379
*	LivaNova plc	73,335	3,247
	Patterson Cos. Inc.	118,299	3,098
*	R1 RCM Inc.	188,093	3,057
*	Sotera Health Co.	134,919	1,901
			272,760
Industrials (22.0%)
*	Builders FirstSource Inc.	201,477	23,361
	Hubbell Inc. Class B	73,380	20,727
	Graco Inc.	230,699	17,646
	Carlisle Cos. Inc.	70,793	15,039
	AECOM	190,206	14,846
	Watsco Inc.	45,537	14,771
	Toro Co.	143,289	14,018
	Owens Corning	127,930	13,603
	Lincoln Electric Holdings Inc.	79,035	13,409
	Lennox International Inc.	44,186	12,174
	Knight-Swift Transportation Holdings Inc. Class A	220,005	12,098
	Regal Rexnord Corp.	90,560	11,763
	KBR Inc.	187,797	11,084
	EMCOR Group Inc.	65,240	10,754
	Fortune Brands Innovations Inc.	175,558	10,612
*	Saia Inc.	36,230	10,295
	Tetra Tech Inc.	72,860	10,016
	nVent Electric plc	228,069	9,894
*	Paylocity Holding Corp.	56,496	9,760
	Donaldson Co. Inc.	166,597	9,751
*	Middleby Corp.	73,760	9,736
*	Clean Harbors Inc.	68,847	9,666
*	CACI International Inc. Class A	32,179	9,629
	AGCO Corp.	84,756	9,347
*	GXO Logistics Inc.	162,420	9,083
*	FTI Consulting Inc.	47,132	8,861
	Landstar System Inc.	49,190	8,627
	ITT Inc.	113,216	8,623
	Woodward Inc.	81,763	8,619
	Genpact Ltd.	230,408	8,474
	Curtiss-Wright Corp.	52,448	8,290
	Advanced Drainage Systems Inc.	85,645	8,288
*	MasTec Inc.	81,129	8,223
	MDU Resources Group Inc.	278,454	8,125
	Hexcel Corp.	115,378	7,960
*	Univar Solutions Inc.	223,408	7,958
*	Trex Co. Inc.	150,231	7,714
	Valmont Industries Inc.	29,208	7,660
*	XPO Inc.	157,362	7,385
	Science Applications International Corp.	74,810	7,281
	MSA Safety Inc.	50,449	6,940
	Simpson Manufacturing Co. Inc.	58,334	6,894
*	ExlService Holdings Inc.	45,278	6,834
	Maximus Inc.	83,221	6,738
	Acuity Brands Inc.	43,895	6,615
	Oshkosh Corp.	89,547	6,611
	UFP Industries Inc.	84,409	6,592
	Timken Co.	90,648	6,486
*	Chart Industries Inc.	58,279	6,395

		Shares	Market Value ($000)
	Exponent Inc.	69,350	6,333
	Watts Water Technologies Inc. Class A	37,370	5,921
*	Kirby Corp.	81,943	5,864
	Flowserve Corp.	179,012	5,827
	MSC Industrial Direct Co. Inc. Class A	64,741	5,821
	GATX Corp.	48,161	5,727
*	Avis Budget Group Inc.	34,037	5,711
	EnerSys	55,939	5,441
	Ryder System Inc.	68,752	5,420
	Insperity Inc.	48,674	5,389
*	Stericycle Inc.	126,128	5,316
*	Fluor Corp.	194,387	5,163
*	Sunrun Inc.	291,561	5,143
	Concentrix Corp.	58,489	5,129
	ManpowerGroup Inc.	69,170	4,854
	Crane Co.	65,299	4,745
*	ASGN Inc.	68,266	4,467
	Terex Corp.	92,399	4,285
	Brink's Co.	63,580	4,230
	Esab Corp.	70,722	4,153
	Werner Enterprises Inc.	80,494	3,535
*	Hertz Global Holdings Inc.	220,747	3,461
	Crane NXT Co.	65,358	3,440
*	Mercury Systems Inc.	79,530	3,228
*	JetBlue Airways Corp.	442,978	3,026
*	Vicor Corp.	30,485	1,687
*	SunPower Corp.	116,787	1,238
			619,829
Information Technology (10.2%)
	Jabil Inc.	182,426	16,331
*	Manhattan Associates Inc.	85,548	15,520
*	Lattice Semiconductor Corp.	187,604	15,254
*	Dynatrace Inc.	296,762	15,132
*	Super Micro Computer Inc.	63,888	14,308
	Cognex Corp.	236,726	13,010
	National Instruments Corp.	178,732	10,331
*	Arrow Electronics Inc.	79,787	10,104
*	Ciena Corp.	203,159	9,496
	Universal Display Corp.	59,498	8,766
	Littelfuse Inc.	33,883	8,675
*	Novanta Inc.	48,859	8,091
	MKS Instruments Inc.	78,331	7,622
*	Coherent Corp.	190,355	7,035
	Power Integrations Inc.	78,043	6,743
*	Aspen Technology Inc.	39,971	6,552
*	Teradata Corp.	139,450	6,535
	Vontier Corp.	216,415	6,415
*	Wolfspeed Inc.	128,359	6,166
*	Silicon Laboratories Inc.	43,690	6,146
*	Qualys Inc.	47,355	5,979
*	Cirrus Logic Inc.	75,685	5,879
	Avnet Inc.	125,018	5,481
	TD SYNNEX Corp.	57,409	5,131
	Belden Inc.	58,576	5,125
*	Lumentum Holdings Inc.	93,756	4,960
*	IPG Photonics Corp.	43,996	4,860
*	Synaptics Inc.	53,901	4,638
	Vishay Intertechnology Inc.	177,364	4,572

		Shares	Market Value ($000)
*	Blackbaud Inc.	61,050	4,479
*	NCR Corp.	188,873	4,476
*	CommVault Systems Inc.	60,995	4,251
*	MACOM Technology Solutions Holdings Inc.	70,667	4,228
*	Envestnet Inc.	75,712	3,962
*	Calix Inc.	77,932	3,632
*	Kyndryl Holdings Inc.	280,254	3,520
*	ACI Worldwide Inc.	153,828	3,509
*	Allegro MicroSystems Inc.	89,127	3,505
	Amkor Technology Inc.	137,647	3,411
*	SiTime Corp.	21,996	2,181
	Xerox Holdings Corp.	153,770	2,164
			288,175
Materials (6.2%)
	Reliance Steel & Aluminum Co.	80,335	18,853
	RPM International Inc.	176,693	14,098
	Royal Gold Inc.	89,856	11,128
	AptarGroup Inc.	89,370	10,053
*	Cleveland-Cliffs Inc.	705,370	9,791
*	Axalta Coating Systems Ltd.	301,997	8,761
	Eagle Materials Inc.	49,368	8,043
	Sonoco Products Co.	133,508	7,992
	Olin Corp.	168,450	7,969
	Alcoa Corp.	242,264	7,685
	Commercial Metals Co.	160,398	6,857
	United States Steel Corp.	310,323	6,492
	Ashland Inc.	68,377	5,804
	Louisiana-Pacific Corp.	98,206	5,747
	Chemours Co.	203,191	5,382
	Cabot Corp.	77,057	5,277
	Silgan Holdings Inc.	114,460	5,150
	Westlake Corp.	47,114	4,897
	Avient Corp.	116,977	4,270
	Sensient Technologies Corp.	57,534	4,144
	NewMarket Corp.	9,170	3,575
	Scotts Miracle-Gro Co.	55,906	3,533
*	MP Materials Corp.	126,404	2,619
	Worthington Industries Inc.	41,562	2,333
*	Ingevity Corp.	48,143	2,272
	Greif Inc. Class A	35,120	2,111
			174,836
Real Estate (7.9%)
	Life Storage Inc.	116,357	14,823
	Rexford Industrial Realty Inc.	258,880	14,093
	CubeSmart	307,429	13,662
	Lamar Advertising Co. Class A	119,460	10,737
	NNN REIT Inc.	248,424	10,568
	EastGroup Properties Inc.	59,654	9,820
	Healthcare Realty Trust Inc. Class A	520,954	9,695
	Omega Healthcare Investors Inc.	320,684	9,560
	First Industrial Realty Trust Inc.	180,875	9,402
*	Jones Lang LaSalle Inc.	64,974	9,118
[1]	STAG Industrial Inc.	245,324	8,537
	Brixmor Property Group Inc.	410,537	8,223
	Agree Realty Corp.	121,287	7,822
	Spirit Realty Capital Inc.	191,217	7,469
	Apartment Income REIT Corp. Class A	203,644	7,064

			Shares	Market Value ($000)
[1]		Medical Properties Trust Inc.	820,258	6,767
		Rayonier Inc.	201,725	5,915
		Kite Realty Group Trust	300,095	5,834
		Independence Realty Trust Inc.	306,286	5,290
		PotlatchDeltic Corp.	110,524	5,143
		EPR Properties	102,679	4,283
		Physicians Realty Trust	312,375	4,267
		National Storage Affiliates Trust	115,638	4,233
		Cousins Properties Inc.	207,388	4,131
		Park Hotels & Resorts Inc.	307,817	3,983
		Kilroy Realty Corp.	144,218	3,914
		Sabra Health Care REIT Inc.	316,185	3,560
		Corporate Office Properties Trust	153,917	3,512
		Vornado Realty Trust	220,616	2,992
		Highwoods Properties Inc.	144,107	2,980
		Macerich Co.	294,322	2,837
		Douglas Emmett Inc.	240,833	2,794
				223,028
Utilities (3.7%)
		Essential Utilities Inc.	326,719	13,311
		OGE Energy Corp.	274,058	9,669
		UGI Corp.	286,871	8,024
		IDACORP Inc.	69,225	7,204
		New Jersey Resources Corp.	132,682	6,428
		National Fuel Gas Co.	125,704	6,400
		Ormat Technologies Inc.	71,813	6,111
		ONE Gas Inc.	74,151	6,002
		Portland General Electric Co.	122,269	5,958
		Black Hills Corp.	89,142	5,433
		PNM Resources Inc.	117,448	5,393
		Hawaiian Electric Industries Inc.	149,766	5,378
		Southwest Gas Holdings Inc.	88,918	5,204
		ALLETE Inc.	78,213	4,659
		Spire Inc.	71,898	4,643
		NorthWestern Corp.	79,069	4,475
				104,292
Total Common Stocks (Cost $2,608,290)				2,800,484
		Coupon
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $42,142)	5.125%	421,497	42,141
Total Investments (100.8%) (Cost $2,650,432)				2,842,625
Other Assets and Liabilities—Net (-0.8%)				(23,277)
Net Assets (100%)				2,819,348
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,974,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $25,479,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2023	69	16,622	(438)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Wolfspeed Inc.	8/31/23	BANA	1,955	(5.053)	54	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,800,484	—	—	2,800,484
Temporary Cash Investments	42,141	—	—	42,141
Total	2,842,625	—	—	2,842,625

Derivative Financial Instruments
Assets
Swap Contracts	—	54	—	54
Liabilities
Futures Contracts[1]	438	—	—	438
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.